In the six-month periods ended June 30, 2021 and 2020, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries: (Details) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Cash received	$ 62	$ 276
Cash in subsidiary before losing control	(15)
Net Proceeds	47	276
Petrobras Paraguay [Member]
IfrsStatementLineItems [Line Items]
Cash received	62
Cash in subsidiary before losing control	(15)
Net Proceeds	$ 47
Petrobras Paraguay [Member]
IfrsStatementLineItems [Line Items]
Cash received		276
Net Proceeds		$ 276